Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	21.00%	21.00%	35.00%
State income taxes	1.80%	5.40%	0.70%
Tax Legislation benefit		(3.90%)	(65.10%)
Adjustments to prior year tax liabilities	1.40%	(0.10%)
Other	(0.10%)	(0.30%)	(0.30%)
Effective income tax rate - expense (benefit)	24.10%	22.10%	(29.70%)